Long-Term Debt: - Summarized Financial Information Of Trust (Details) - USD ($)	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 31, 2018	Dec. 29, 2018	Mar. 13, 2018	Dec. 30, 2017
Variable Interest Entity [Line Items]
Total assets	$ 501,201,868		$ 0
Stockholder's equity - trust common securities	5,000,010		0		$ 0		$ 0
Total liabilities and stockholder's equity	$ 501,201,868		$ 0
Hman Group holdings Inc and subsidiaries
Variable Interest Entity [Line Items]
Total assets		$ 2,468,618,000		$ 2,437,983,000		$ 2,428,243,000
Stockholder's equity - trust common securities		364,587,000		373,969,000		450,067,000		$ 527,403,000
Total liabilities and stockholder's equity		2,468,618,000		$ 2,437,983,000		$ 2,428,243,000
Hman Group holdings Inc and subsidiaries | The Hillman Group Capital Trust ("Trust")
Variable Interest Entity [Line Items]
Non-current assets - junior subordinated debentures - preferred		120,034,000
Non-current assets - junior subordinated debentures - common		3,261,000
Total assets		123,295,000
Non-current liabilities - trust preferred securities		120,034,000
Stockholder's equity - trust common securities		3,261,000
Total liabilities and stockholder's equity		$ 123,295,000